Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Derivative [Line Items]
Principal Amount	$ 1,882,231
Fair Value / Carrying Amount of Assets (Liability)	(202,807)
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	800,000
Fair Value / Carrying Amount of Assets (Liability)	(158,181)
Weighted-Average Remaining Term (years)	12 years 4 months 24 days
Fixed Interest rate	5.00%
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	983,731
Fair Value / Carrying Amount of Assets (Liability)	(44,210)
Weighted-Average Remaining Term (years)	6 years 3 months 18 days
Fixed Interest rate	2.70%
U.S. Dollar-denominated interest rate swap [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Principal Amount	98,500
Fair Value / Carrying Amount of Assets (Liability)	$ (416)
Weighted-Average Remaining Term (years)	4 months 24 days
Fixed Interest rate	1.10%